Unaudited Interim Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax (recovery) and expense	$ (2,921)	$ 2,782	$ (365)	$ (112)
Change in fair value of cash flow hedge, tax (recovery) and expense	(2,302)	(7,389)	4,682	5,200
Change in unrealized pension and other post-employment expense, tax expense and (recovery)	$ 22	$ (9)	$ 141	$ 50